Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Principal Executive Officers (the “PEOs”) and the average compensation for our Non-PEO NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022, and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITDA as used for our 2025, 2024, 2023, 2022, and 2021 AIP.

							Value of Initial Fixed $100 Investment Based On:
	Thomas J. Appio		Joseph C. Papa		Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in Millions)(4) ($)	Adjusted EBITDA for AIP (in Millions)(5) ($)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)
2025	16,877,326	13,689,877			4,143,724	3,730,724	33	128	157	2,860
2024	16,239,133	19,173,285			3,021,798	3,681,657	39	93	(46)	2,616
2023	15,878,578	14,834,961	—	—	2,843,374	1,029,672	39	94	(592)	2,367
2022	13,171,461	821,019	19,781,761	(3,950,168)	5,683,018	2,050,535	30	90	(225)	2,236
2021	—	—	22,889,137	37,122,606	5,972,466	7,337,740	33	100	(948)	3,501

(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2025, 2024 and 2023, Thomas J. Appio; (ii) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 Joseph C. Papa. Average compensation for Non-PEO NEOs includes the following named executive officers: (i) in 2025 Jean-Jacques Charhon, Seana Carson, and Aimee J. Lenar, (ii) in 2024 Jean-Jacques Charhon, Seana Carson, Aimee J. Lenar and John S. Barresi, (iii) in 2023, John S. Barresi, Seana Carson and Tom G. Vadaketh, (iv) in 2022 Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, and (v) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our Non-PEO NEOs in 2025 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our Non-PEO NEOs during the applicable year. A significant portion of the compensation “actually paid” to our Non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our Non-PEO NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 37. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2025 ($)	Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	16,877,326	4,143,724
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,032,562	2,802,804
Plus Fair Value for Awards Granted in the Covered Year	13,388,398	2,828,413
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(3,296,282)	(345,061)
Plus Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(247,003)	(93,548)
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	13,689,877	3,730,724

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

(4)
Reflects “Net Income” attributable to Bausch Health Companies Inc., as reported in the Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 (including net income attributable to noncontrolling interests).

(5)
Reflects Adjusted EBITDA as used for our AIP in 2025, 2024, 2023, 2022 and 2021. Adjusted EBITDA as used for (i) the AIP in 2021 was calculated on a consolidated basis, (ii) the AIP in 2022 AIP does not include Adjusted EBITDA attributable to B+L or our Solta Medical business, and (iii) the 2025, 2024 and 2023 AIP does not include Adjusted EBITDA attributable to B+L.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2025, 2024 and 2023, Thomas J. Appio; (ii) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 Joseph C. Papa. Average compensation for Non-PEO NEOs includes the following named executive officers: (i) in 2025 Jean-Jacques Charhon, Seana Carson, and Aimee J. Lenar, (ii) in 2024 Jean-Jacques Charhon, Seana Carson, Aimee J. Lenar and John S. Barresi, (iii) in 2023, John S. Barresi, Seana Carson and Tom G. Vadaketh, (iv) in 2022 Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, and (v) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our Non-PEO NEOs in 2025 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our Non-PEO NEOs during the applicable year. A significant portion of the compensation “actually paid” to our Non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our Non-PEO NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 37. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2025 ($)	Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	16,877,326	4,143,724
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,032,562	2,802,804
Plus Fair Value for Awards Granted in the Covered Year	13,388,398	2,828,413
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(3,296,282)	(345,061)
Plus Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(247,003)	(93,548)
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	13,689,877	3,730,724

Non-PEO NEO Average Total Compensation Amount			$ 4,143,724	$ 3,021,798	$ 2,843,374	$ 5,683,018	$ 5,972,466
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,730,724	3,681,657	1,029,672	2,050,535	7,337,740
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our Non-PEO NEOs in 2025 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our Non-PEO NEOs during the applicable year. A significant portion of the compensation “actually paid” to our Non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our Non-PEO NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 37. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2025 ($)	Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	16,877,326	4,143,724
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,032,562	2,802,804
Plus Fair Value for Awards Granted in the Covered Year	13,388,398	2,828,413
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(3,296,282)	(345,061)
Plus Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(247,003)	(93,548)
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	13,689,877	3,730,724

Equity Valuation Assumption Difference, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our Non-PEO NEOs in 2025 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our Non-PEO NEOs during the applicable year. A significant portion of the compensation “actually paid” to our Non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our Non-PEO NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 37. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our Non-PEO NEOs compared with the Company’s TSR over the covered fiscal years. The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2020, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The graph below reflects a comparison of compensation actually paid to our PEOs and the average amount of compensation actually paid to our Non-PEO NEOs with our net income from continuing operations.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our Non-PEO NEOs compare with our Adjusted EBITDA as used for our AIP in 2025, 2024, 2023, 2022 and 2021.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our Non-PEO NEOs compared with the Company’s TSR over the covered fiscal years. The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2020, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Tabular List, Table
The following table sets forth an unranked list of the performance measures that, for 2025, we view as the “most important” measures for linking our NEOs’ compensation “actually paid” to performance. Revenue and Adjusted EBITDA were metrics used for our AIP in each of the years covered by the above table, as well as Adjusted Operating Cash Flow performance goal and Relative Total Shareholder Return which are used under our PSU award program.

Performance Measure
Revenue
Adjusted EBITDA
Adjusted Operating Cash Flow
rTSR (Relative Total Shareholder Return)

Total Shareholder Return Amount			$ 33	39	39	30	33
Peer Group Total Shareholder Return Amount			128	93	94	90	100
Net Income (Loss)			$ 157,000,000	$ (46,000,000)	$ (592,000,000)	$ (225,000,000)	$ (948,000,000)
Company Selected Measure Amount			2,860,000,000	2,616,000,000	2,367,000,000	2,236,000,000	3,501,000,000
PEO Name	Joseph C. Papa	Thomas J. Appio	Thomas J. Appio	Thomas J. Appio	Thomas J. Appio		Joseph C. Papa
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
Reflects Adjusted EBITDA as used for our AIP in 2025, 2024, 2023, 2022 and 2021. Adjusted EBITDA as used for (i) the AIP in 2021 was calculated on a consolidated basis, (ii) the AIP in 2022 AIP does not include Adjusted EBITDA attributable to B+L or our Solta Medical business, and (iii) the 2025, 2024 and 2023 AIP does not include Adjusted EBITDA attributable to B+L.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			rTSR (Relative Total Shareholder Return)
Thomas J. Appio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,877,326	$ 16,239,133	$ 15,878,578	$ 13,171,461	$ 0
PEO Actually Paid Compensation Amount			13,689,877	$ 19,173,285	14,834,961	821,019	0
Joseph C. Papa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	19,781,761	22,889,137
PEO Actually Paid Compensation Amount					$ 0	$ (3,950,168)	$ 37,122,606
PEO | Thomas J. Appio [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Appio [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Appio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,032,562)
PEO | Thomas J. Appio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,388,398
PEO | Thomas J. Appio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,296,282)
PEO | Thomas J. Appio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(247,003)
PEO | Thomas J. Appio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Appio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,802,804)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,828,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(345,061)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(93,548)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0